INTANGIBLES ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	$ 5,018.7
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	4,717.8	$ 5,018.7
Contractual commitments for the acquisition of intangible assets	18.7	0.8
Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	5,682.9	5,582.7
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Business combinations		1.3
Additions	73.7	12.7
Disposal of subsidiary	11.9
Disposals	12.8
Transfers	0.0	(0.8)
Translation differences	(345.1)	87.1
Balance at the end	5,386.9	5,682.9
Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(664.3)	(584.4)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortization during the period	61.5	61.4
Disposal of subsidiary	(7.6)
Disposals	(11.7)
Transfers		(1.9)
Translation differences	(37.4)	20.4
Balance at the end	(669.1)	(664.3)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,270.0
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	2,127.7	2,270.0
Goodwill | Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,457.9	2,421.4
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Business combinations		1.3
Additions	0.8
Disposals	0.0
Transfers	0.0
Translation differences	(153.8)	35.2
Balance at the end	2,304.4	2,457.9
Goodwill | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(187.9)	(179.0)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Translation differences	(11.2)	8.8
Balance at the end	(176.7)	(187.9)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,427.0
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	2,279.1	2,427.0
Trademarks | Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,446.8	2,413.6
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Translation differences	(149.4)	33.2
Balance at the end	2,297.4	2,446.8
Trademarks | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(19.8)	(19.1)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Translation differences	(1.5)	0.7
Balance at the end	(18.3)	(19.8)
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	172.3
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	138.2	172.3
Customer relationship | Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	287.8	278.9
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Translation differences	(17.5)	8.9
Balance at the end	270.3	287.8
Customer relationship | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(115.5)	(88.2)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortization during the period	23.8	23.8
Translation differences	(7.2)	3.5
Balance at the end	(132.1)	(115.5)
Other intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	145.3
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	120.4	145.3
Other intangibles | Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	486.4	465.2
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Additions	6.6	7.5
Disposal of subsidiary	11.4
Disposals	12.8
Transfers	16.1	3.7
Translation differences	(22.5)	9.9
Balance at the end	462.4	486.4
Other intangibles | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(341.1)	(298.0)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortization during the period	37.7	37.6
Disposal of subsidiary	(7.6)
Disposals	(11.7)
Transfers		(1.9)
Translation differences	(17.5)	7.3
Balance at the end	(342.0)	(341.1)
Intangible advances paid and development in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	4.1
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	52.4	4.1
Intangible advances paid and development in progress | Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	4.1	3.6
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Additions	66.3	5.1
Transfers	(16.1)	(4.5)
Translation differences	(1.9)	(0.1)
Balance at the end	52.4	4.1
Intangible advances paid and development in progress | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	0.0	0.0
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	$ 0.0	$ 0.0